UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III        New York, New York      August 15, 2011
-----------------------------      -------------------      ----------------
        [Signature]                   [City, State]            [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          30
                                               -------------

Form 13F Information Table Value Total:         $215,287
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE


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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADA ES INC                COM            005208103    1,312    82,021 SH       SOLE                   82,021
ALCOA INC                 COM            013817101    4,238   267,214 SH       SOLE                  267,214
AMERICAN RAILCAR INDS INC COM            02916P103    2,806   119,641 SH       SOLE                  119,641
CENTERPOINT ENERGY INC    COM            15189T107   30,123 1,556,731 SH       SOLE                1,556,731
CROSSTEX ENERGY L P       COM            22765Y104    2,010   168,900 SH       SOLE                  168,900
DTE ENERGY CO             COM            233331107   16,325   326,370 SH       SOLE                  326,370
EDISON INTL               COM            281020107   16,120   416,000 SH       SOLE                  416,000
ENERGEN CORP              COM            29265N108   13,712   242,690 SH       SOLE                  242,690
FIRSTENERGY CORP          COM            337932107   21,254   481,400 SH       SOLE                  481,400
GREAT PLAINS ENERGY INC   COM            391164100    6,333   305,500 SH       SOLE                  305,500
GT SOLAR INTL INC         COM            3623E0209       81     5,000 SH       SOLE                    5,000
LACLEDE GROUP INC         COM            505597104    4,277   113,065 SH       SOLE                  113,065
MFRI INC                  COM            552721102      642    80,353 SH       SOLE                   80,353
MOSAIC CO NEW             COM            552721102       54       800 SH       SOLE                      800
NATIONAL FUEL GAS CO N J  COM            636180101      531     1,250 SH  CALL SOLE                    1,250
NISOURCE INC              COM            65473P105   18,353   906,300 SH       SOLE                  906,300
NORFOLK SOUTHERN CORP     COM            655844108    9,576   127,800 SH       SOLE                  127,800
NORTHWEST NAT GAS CO      COM            667655104    7,301   161,782 SH       SOLE                  161,782
NRG ENERGY INC            COM NEW        629377508    8,330   338,899 SH       SOLE                  338,899
OGE ENERGY CORP           COM            670837103    8,847   175,807 SH       SOLE                  175,807
ONEOK INC NEW             COM            682680103   10,221   138,101 SH       SOLE                  138,101
PLAINS EXPL& PRODTN CO    COM            726505100      213     5,600 SH       SOLE                    5,600
PORTLAND GEN ELEC CO      COM NEW        736508847    6,307   249,500 SH       SOLE                  249,500
PPL CORP                  COM            69351T106    4,073   146,361 SH       SOLE                  146,361
RSC HOLDINGS INC          COM            74972L102    2,867   239,751 SH       SOLE                  239,751
SANDRIDGE ENERGY INC      COM            80007P307       55     5,200 SH       SOLE                    5,200
TECO ENERGY INC           COM            872375100    6,413   339,500 SH       SOLE                  339,500
TITAN INTL INC ILL        COM            88830M102       92     3,800 SH       SOLE                    3,800
UGI CORP NEW              COM            902681105    6,475   203,038 SH       SOLE                  203,038
VECTREN CORP              COM            92240G101    6,346   227,772 SH       SOLE                  227,772